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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460


                      Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

  Pioneer  AmPac Growth Fund
  Schedule of Investments  9/30/06 (unaudited)

   Shares                                                              Value

            Common Stocks - 99.4 %
            Energy - 3.1 %
            Integrated Oil & Gas - 3.1 %
     8,400  Chevron Corp. *                                         $  544,824
            Total Energy                                            $  544,824
            Capital Goods - 12.3 %
            Electrical Component & Equipment - 4.3 %
     9,000  Emerson Electric Co. *                                  $  754,740
            Industrial Conglomerates - 8.0 %
     9,000  3M Co. *                                                $  669,780
    20,800  General Electric Co.                                       734,240
                                                                    $1,404,020
            Total Capital Goods                                     $2,158,760
            Transportation - 6.7 %
            Air Freight & Couriers - 6.7 %
    15,000  Expeditors International of Washington, Inc. *          $  668,700
     7,000  United Parcel Service *                                    503,580
                                                                    $1,172,280
            Total Transportation                                    $1,172,280
            Consumer Durables & Apparel - 2.0 %
            Apparel, Accessories & Luxury Goods - 2.0 %
    10,000  Coach, Inc. *                                           $  344,000
            Total Consumer Durables & Apparel                       $  344,000
            Consumer Services - 2.8 %
            Leisure Facilities - 2.8 %
     9,800  International Speedway Corp. *                          $  488,432
            Total Consumer Services                                 $  488,432
            Media - 4.6 %
            Advertising - 4.6 %
    13,000  WPP Group Plc *                                         $  802,490
            Total Media                                             $  802,490
            Retailing - 1.1 %
            General Merchandise Stores - 1.1 %
     3,500  Target Corp. *                                          $  193,375
            Total Retailing                                         $  193,375
            Food, Beverage & Tobacco - 2.9 %
            Packaged Foods & Meats - 2.9 %
    11,000  William Wrigley Jr. Co. *                               $  506,660
            Total Food, Beverage & Tobacco                          $  506,660
            Household & Personal Products - 4.2 %
            Household Products - 4.2 %
    12,000  Colgate-Palmolive Co. *                                 $  745,200
            Total Household & Personal Products                     $  745,200
            Health Care Equipment & Services - 10.8 %
            Health Care Equipment - 9.4 %
    17,500  Medtronic, Inc.                                         $  812,700
    17,000  Stryker Corp. *                                            843,030
                                                                    $1,655,730
            Health Care Technology - 1.4 %
     9,000  IMS Health, Inc. *                                      $  239,760
            Total Health Care Equipment & Services                  $1,895,490
            Pharmaceuticals & Biotechnology - 6.6 %
            Pharmaceuticals - 6.6 %
     5,500  Eli Lilly & Co. *                                       $  313,500
    13,000  Johnson & Johnson *                                        844,220
                                                                    $1,157,720
            Total Pharmaceuticals & Biotechnology                   $1,157,720
            Banks - 2.0 %
            Regional Banks - 2.0 %
    20,500  UCBH Holdings, Inc. (b)                                 $  357,930
            Total Banks                                             $  357,930
            Diversified Financials - 10.8 %
            Asset Management & Custody Banks - 10.8 %
    15,000  State Street Corp.                                      $  936,000
    20,000  T. Rowe Price Associates, Inc.                             957,000
                                                                    $1,893,000
            Total Diversified Financials                            $1,893,000
            Software & Services - 7.8 %
            Application Software - 3.0 %
    14,000  Adobe Systems, Inc. *                                   $  524,300
            Systems Software - 4.8 %
    31,000  Microsoft Corp. *                                       $  847,230
            Total Software & Services                               $1,371,530
            Technology Hardware & Equipment - 10.7 %
            Communications Equipment - 4.7 %
    36,000  Cisco Systems, Inc. *                                   $  828,000
            Computer Hardware - 1.9 %
     4,000  IBM Corp. *                                             $  327,760
            Computer Storage & Peripherals - 2.6 %
    37,500  EMC Corp. *                                             $  449,250
            Electronic Equipment & Instruments - 1.5 %
    10,000  National Instruments Corp. *                            $  273,400
            Total Technology Hardware & Equipment                   $1,878,410
            Semiconductors - 11.1 %
    34,500  Intel Corp. *                                           $  709,665
    15,000  Linear Technology Corp. *                                  466,800
    24,000  Microchip Technology *                                     778,080
                                                                    $1,954,545
            Total Semiconductors                                    $1,954,545
            TOTAL COMMON STOCKS
            (Cost  $13,261,162)                                     $17,464,646

            Temporary Cash Investment - 2.1 %
            Security Lending Collateral - 2.1 %
   363,281  Security Lending Investment Fund, 5.37%                 $  363,281
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost  $363,281)                                        $  363,281

            TOTAL INVESTMENT IN SECURITIES - 101.5%
            (Cost  $13,624,443)(a)                                  $17,827,927

            OTHER ASSETS AND LIABILITIES - (1.5)%                   $(257,001)

            TOTAL NET ASSETS - 100.0%                               $17,570,926

        *   Non-income producing security

      (a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $14,063,714 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost               $4,641,370

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                (877,157)

            Net unrealized gain                                     $3,764,213

      (b)   At September 30, 2006, the following securities were out on loan:

   Shares                           Security                         Market
Value
   20,295   UCBH Holdings, Inc.                                        354,351
            Total                                                   $  354,351


Pioneer AMT-Free CA Municipal Fund
Schedule of Investments  09/30/2006
Principal
Amount                                                               Value

          Municipal Bonds - 94.6 %
          Government - 4.6 %
1,500,000 California State, 4.75%, 4/1/29                          $1,513,965
2,750,000 Oakland California, 4.5%, 1/15/36                         2,749,835
                                                                   $4,263,800
          Municipal  Development - 7.0 %
3,500,000 Alameda County California Redevelopment Agency, 4.375%, 8$3,441,270 3,000,000 San Jose California Redevelopment Agency Tax Allocation, 3,000,240
                                                                   $6,441,510
          Municipal  Facilities - 5.6 %
2,100,000 Fresno Joint Powers Financing Authority Lease Revenue, 4.$2,128,413 3,000,000 Los Angeles County CA Certificates of Participation, 4.75 3,052,500
                                                                   $5,180,913
          Municipal  General - 5.7 %
4,000,000 California Statewide Community Authority, 5.25%, 3/1/45  $4,212,480
1,000,000 Sacramento City Financing Authority, 5.0%, 12/1/32        1,041,310
                                                                   $5,253,790
          Municipal  Higher Education - 8.3 %
2,000,000 California State University Fresno Association, Inc., 6.0$2,265,900 2,000,000 California State University Fresno Association, Inc., 6.0 2,265,900
3,000,000 University of California Revenues, 5.0%, 5/15/36          3,126,870
                                                                   $7,658,670
          Municipal  Housing - 4.4 %
4,000,000 California State Department of Veteran Affairs, 4.75%, 12$4,099,800
          Municipal  Medical - 15.6 %
4,000,000 California Health Facilities Financing Authority, 5.0%, 3$4,087,960 4,000,000 Central California Joint Powers Health Financing Center, 4,199,240
3,500,000 Duarte CA Certificates of Participation, 5.25%, 4/1/31    3,592,015
2,500,000 San Bernardino County CA Certificates of Participation, 5 2,502,325
                                                                   $14,381,540
          Municipal  Power - 5.8 %
2,990,000 California State Department of Water Resources Power Supp$3,280,778
2,000,000 Southern California Public Power Project, 5.0%, 7/1/33    2,082,380
                                                                   $5,363,158
          Municipal School District - 5.9 %
2,180,000 Pomona Unified School District, 6.55%, 8/1/29            $2,869,948
2,500,000 Sacramento City Unified School District, 4.75%, 7/1/29    2,537,025
                                                                   $5,406,973
          Municipal Tobacco - 9.0 %
2,500,000 Golden State Tobacco Securitization, 6.75%, 6/1/39       $2,830,900
1,500,000 Golden State Tobacco Securitization, 7.9%, 6/1/42         1,838,505
2,095,000 Redding California Redev, 4.5%, 9/1/26                    2,070,489
1,500,000 Redding California Redev, 5.0%, 9/1/36                    1,532,415
                                                                   $8,272,309
          Municipal Transportation - 9.8 %
4,000,000 Alameda Corridor Transportation Authority, 4.75%, 10/1/25$4,074,880 5,000,000 San Joaquin Hills Transportation Corridor Agency, 5.0%, 1 4,921,300
                                                                   $8,996,180
          Municipal Utilities - 4.9 %
2,000,000 Los Angeles California Wastewater System Revenue, 5.0%, 6$2,080,920 2,315,000 Orange County Sanitation District Certificates of Partici 2,411,397
                                                                   $4,492,317
          Municipal Water - 8.0 %
2,645,000 Capistrano Beach CA Water District, 4.75%, 12/1/28       $2,676,766
1,475,000 Capistrano Beach CA Water District, 4.75%, 12/1/28        1,492,715
1,200,000 Los Angeles Department of Water & Power Waterworks Revenu 1,180,644
2,000,000 Madera California Public, 4.375%, 3/1/31                  1,983,620
                                                                   $7,333,745
          Total Government
          TOTAL MUNICIPAL BONDS
          (Cost  $79,989,890)                                      $87,144,705

          Tax Exempt Money Market Mutual Fund - 4.5 %
4,112,321 Blackrock Liquidity Funds MuniFund Portfolio             $4,112,321
          TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
          (Cost  $4,112,321)                                       $4,112,321

          TOTAL INVESTMENT IN SECURITIES - 99.1%
          (Cost  $84,102,211)                                      $91,257,026

          OTHER ASSETS AND LIABILITIES - 0.9%                      $ 856,777

          TOTAL NET ASSETS - 100.0%                                $92,113,803

   (a) At September 30, 2006, the net unrealizEducation gain on investments based on cost for federal income tax purposes of $84,102,211 was as follows:

          Aggregate gross unrealizEducation gain for all investments in which there is an
          excess of value over tax cost                            $7,167,456

          Aggregate gross unrealizEducation loss for all investments in which there is an
          excess of tax cost over value                             (12,641)

          Net unrealizEducation gain                               $7,154,815


Pioneer AMT-Free Municipal Fund
Schedule of Investments  09/30/2006
Principal
Amount                                                             Value

         Municipal Bonds - 98.1 %
         Alabama - 1.0 %
5,000,000Alabama Drinking Water Finance Authority, 4.0%, 8/15/28$4,687,200
                                                                $4,687,200
         Arizona - 2.5 %
7,155,000Maricopa County Arizona High School District, 3.5%, 7/1$6,346,557
5,000,000Scottsdale Healthcare, 6.8%, 12/1/31                    5,543,200
                                                                $11,889,757
         California - 22.4 %
8,000,000California Infrastructure & Economic Development, 5.0%,$8,977,920 9,325,000California State Department of Veteran Affairs, 4.75%, 9,557,659
7,000,000California State, 5.0%, 2/1/32                          7,260,820
6,000,000California Statewide Community Authority, 5.25%, 3/1/45 6,318,720 10,020,00Golden State Tobacco Security Corp. California, 5.5%, 6 11,125,306 3,000,000Los Angeles County Sanitation Dists Fing Auth Rev, 4.5% 2,985,540
1,680,000Madera California Public, 4.375%, 3/1/31                1,666,241
3,550,000Northern California Power Agency, 5.0%, 7/1/09          3,656,145
11,995,00Pittsburg California Redevelopment Agency, 5.8%, 8/1/34 13,516,446
7,010,000San Joaquin County California, 4.75%, 11/15/19          7,013,996
25,000,00San Joaquin Hills Transportation Corridor Agency, 5.0%, 24,606,500 10,865,00San Jose California Redevelopment Agency Tax, 4.9%, 8/1 11,131,953
                                                                $107,817,246
         Colorado - 4.0 %
6,555,000Colorado Springs Colorado Hospital Revenue, 6.375%, 12/$7,143,967 8,220,000Colorado Water & Power Development Authority, 4.375%, 8 8,048,038 4,000,000University of Colorado Hospital Authority Revenue, 5.6% 4,191,040
                                                                $19,383,045
         Florida - 4.4 %
8,000,000Escambia County Florida Health Facilities, 5.25%, 11/15$8,418,240 2,000,000Florida State Board of Education, Pubulic Education, 4. 2,015,500 2,750,000Florida State Mid-Bay Bridge Authority Revenue, 6.05%, 2,867,618
7,500,000Tallahassee Florida Health, 6.375%, 12/1/30             8,052,525
                                                                $21,353,883
         Illinois - 7.9 %
9,000,000Chicago Illinois, 5.5%, 1/1/35                         $9,532,080
10,000,00Illinois Educational Facilities Authority, 6.25%, 5/1/3 11,313,000
10,000,00Metropolitan Pier & Expo, 5.25%, 6/15/42                10,692,300
5,000,000Metropolitan Pier & Expo, 7.0%, 7/1/26                  6,605,100
                                                                $38,142,480
         Indiana - 5.7 %
5,000,000Indiana Health & Edl Fac Authority, 4.75%, 2/15/34     $5,025,700
19,000,00Indianapolis State Development Finance Authority, 5.6%, 19,672,980
2,500,000St. Joseph County Indiana Authority, 4.5%, 8/15/18      2,529,100
                                                                $27,227,780
         Kentucky - 0.5 %
2,000,000Kentucky Economic Development Finance Authority, 6.625%$2,180,520
                                                                $2,180,520
         Massachusetts - 6.5 %
20,000,00Massachusetts State Housing Finance Agency, 5.4%, 12/1/$20,698,600 5,740,000Massachusetts State Housing Finance Agency, 6.2%, 7/1/3 5,873,570
5,000,000Massachusetts State Water Authority, 4.0%, 8/1/46       4,469,950
                                                                $31,042,120
         Maryland - 2.1 %
3,400,000Baltimore Maryland Project Revenue, 5.0%, 7/1/24       $3,787,634
1,865,000Baltimore Maryland Project Revenue, 5.0%, 7/1/24        2,072,630
4,000,000Maryland State Health & Higher Educational Facilities,  4,478,120
                                                                $10,338,384
         Michigan - 1.6 %
5,000,000Michigan State Hospital Finance Authority, 5.5%, 11/15 $5,266,750
1,000,000North Muskegon Michigan Public Schools, 5.25%, 5/1/28   1,093,100
1,210,000North Muskegon Michigan Public Schools, 5.25%, 5/1/33   1,322,651
                                                                $7,682,501
         Minnesota - 1.1 %
5,000,000Minnesota Health Care Revenue, 5.75%, 11/15/32         $5,379,100
                                                                $5,379,100
         Mississippi - 1.2 %
5,500,000Harrison County Mississippi Wastewater, 4.75%, 2/1/27  $5,555,440
                                                                $5,555,440
         Montana - 0.6 %
2,785,000Forsyth Montana Pollution Control Revenue, 5.0%, 3/1/31$2,914,865
                                                                $2,914,865
         North Carolina - 2.9 %
12,000,00North Carolina Eastern Municipal Power, 6.0%, 1/1/22   $14,028,480
                                                                $14,028,480
         North Dakota - 0.7 %
3,000,000Grand Forks North Dakota Health Care Systems, 7.125%, 8$3,332,250
                                                                $3,332,250
         New York - 5.0 %
285,000  Long Island Power Authority, 5.125%, 12/1/22           $ 295,274
615,000  Long Island Power Authority, 5.125%, 12/1/22             637,171
3,820,000Metropolitan Transportation Authority NY, 4.75%, 4/1/28 4,100,617 5,500,000New York State Dormitory Authority Revenue, 5.25%, 5/15 6,001,325 1,425,000New York State Dormitory Authority Revenue, 7.5%, 5/15/ 1,586,424 1,950,000New York State Dormitory Authority Revenue, 7.5%, 5/15/ 2,174,231 5,250,000New York State Dormitory Authority Revenue, 7.5%, 5/15/ 6,367,410 1,000,000New York State Urban Development Corp., 5.125%, 7/1/21 1,067,440
1,500,000Port Authority of NY & NJ, Ninety Third Series, 6.125%, 1,815,435
                                                                $24,045,327
         Ohio - 0.8 %
4,000,000Cleveland-Cuyahoga County Ohio Port. Authority Rev., 4.$3,980,240
                                                                $3,980,240
         Oklahoma - 1.4 %
5,590,000McGee Creek Authority Water Revenue, 6.0%, 1/1/23      $6,550,306
                                                                $6,550,306
         Pennsylvania - 3.9 %
10,000,00Lehigh County PA Industrial Development Authority Pollution
         Control, 4.75%, 2/15/27                                $10,249,600
5,000,000Pennsylvania State Higher Education, 6.0%, 1/15/31      5,451,450
3,000,000Southeastern PA Transportation Authority PA, 4.75%, 3/1 3,035,670
                                                                $18,736,720
         South Carolina - 6.8 %
1,000,000Dorchester, SC County School District, 5.25%, 12/1/29  $1,050,750
7,000,000Greenville, SC County School District, 5.5%, 12/1/28    7,753,200
15,000,00Piedmont Municipal Power Agency, 5.25%, 1/1/21          15,250,050
7,500,000South Carolina Jobs Economic Development Authority, 7.3 8,696,850
                                                                $32,750,850
         Texas - 6.3 %
2,245,000Austin Texas Utilities System Revenue, 12.5%, 11/15/07 $2,463,169
7,755,000Austin Texas Utility System Revenue, 12.5%, 11/15/07    8,502,039
4,475,000Crowley Texas Independent School District, 3.5%, 8/1/36 3,673,886
3,000,000Houston TX Indpendent School District, 4.75%, 2/15/22   3,038,880
7,500,000Houston, TX Indpendent School District, 4.25%, 2/15/26  7,362,675
10,000   Lower Colorado River Authority Texas Revenue, 5.625%, 1   11,290
5,000,000San Antonio Texas Electricity & Gas, Series A, 4.5%, 2/ 5,025,100
                                                                $30,077,039
         Virginia - 1.7 %
2,500,000Loudoun County VA Sanitation Authority, 4.75%, 1/1/30  $2,539,275
3,085,000Virginia State Public School Revenue, 4.75%, 8/1/26     3,186,743
2,235,000Virginia State Public School Revenue, 4.75%, 8/1/27     2,305,715
                                                                $8,031,733
         Washington - 3.7 %
700,000  CDP-King County III WA Lease Revenue, 5.25%, 6/1/26    $ 713,083
3,029,000Seattle, WA Housing Authority, 6.6%, 8/20/38            3,189,052
6,290,000Vancouver WA Housing Authority 5.65%, 3/1/31            6,306,417
7,750,000Washington State, 4.5%, 7/1/23                          7,771,545
                                                                $17,980,097
         West Virginia - 3.5 %
12,055,00West VA State Hospital Finance Authority, 6.75%, 9/1/30$13,528,844 2,945,000West VA State Hospital Finance Authority, 6.75%, 9/1/30 3,238,852
                                                                $16,767,696
         TOTAL MUNICIPAL BONDS
         (Cost  $425,496,588)                                   $471,875,059

         Tax Exempt Money Market Mutual Fund - 1.0 %
4,676,955Blackrock Liquidity Funds MuniFund Portfolio           $4,676,955
         TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
         (Cost  $4,676,955)                                     $4,676,955

         TOTAL INVESTMENT IN SECURITIES
         (Cost  $430,173,543)                                   $476,552,014

         OTHER ASSETS AND LIABILITIES                           $4,583,210

         TOTAL NET ASSETS                                       $481,135,224

(a) At September 30, 2006, the net unrealizEducation gain on investments based on cost for federal income tax purposes of $430,173,543 was as follows:

         Aggregate gross unrealizEducation gain for all investments in which there is an
         excess of value over tax cost                          $46,509,599

         Aggregate gross unrealizEducation loss for all investments in which there is an
         excess of tax cost over value                           (131,128)

         Net unrealizEducation gain                             $46,378,471


                      Pioneer Growth Opportunities Fund
                      Schedule of Investments  9/30/2006

Shares                                                                  Value

          Common Stocks - 97.7 %
          Energy - 5.5 %
          Coal & Consumable Fuels - 0.4 %
158,800   Alpha Natural Resources, Inc. *                           $  2,502,688
          Oil & Gas Drilling - 1.9 %
647,500   Grey Wolf, Inc. *                                         $  4,325,300
347,200   Parker Drilling Co. *                                        2,458,176
163,100   Pride International, Inc *                                   4,472,202
                                                                    $ 11,255,678
          Oil & Gas Equipment & Services - 1.2 %
120,800   Dresser-Rand Group, Inc *                                 $  2,464,320
142,100   Hornbeck Offshore Services *                                 4,760,350
                                                                    $  7,224,670
          Oil & Gas Explration & Production - 2.0 %
93,600    Comstock Resources, Inc. *                                $  2,541,240
198,000   Energy Partners, Ltd. * (b)                                  4,880,700
66,100    Newfield Exploration Co. *                                   2,547,494
123,300   Parallel Petroleum Corp. *                                   2,473,398
                                                                    $ 12,442,832
          Total Energy                                              $ 33,425,868
          Materials - 3.2 %
          Construction Materials - 1.8 %
95,100    Florida Rock Industries, Inc. *                           $  3,681,321
112,100   Headwaters, Inc. * (b)                                       2,617,535
23,700    Martin Marietta Materials, Inc *                             2,005,494
53,900    Texas Industries, Inc. *                                     2,806,034
                                                                    $ 11,110,384
          Fertilizers & Agricultural Chemicals - 0.4 %
60,000    The Scotts Miracle-Gro Co. *                              $  2,669,400
          Steel - 1.0 %
19,500    Carpenter Technology *                                    $  2,096,445
58,000    Cleveland-Cliffs, Inc. * (b)                                 2,210,380
29,800    Oregon Steel Mills, Inc. *                                   1,456,326
                                                                    $  5,763,151
          Total Materials                                           $ 19,542,935
          Capital Goods - 10.7 %
          Aerospace & Defense - 1.8 %
79,700    DRS Technologies, Inc. *                                  $  3,480,499
126,900   Moog, Inc.  *                                                4,398,354
81,900    Teledyne Technologies, Inc. *                                3,243,240
                                                                    $ 11,122,093
          Building Products - 1.6 %
96,500    Elcor Corp. *                                             $  2,619,975
99,000    Lennox International, Inc. *                                 2,267,100
77,700    NCI Building Systems, Inc *                                  4,519,809
                                                                    $  9,406,884
          Construction & Farm Machinery & Heavy Trucks - 1.5 %
108,200   Terex Corp. *                                             $  4,892,804
45,100    Trinity Industries, Inc. *                                   1,450,867
222,000   Wabash National Corp.                                        3,039,180
                                                                    $  9,382,851
          Electrical Component & Equipment - 2.4 %
863,100   Power-One, Inc. *                                         $  6,248,844
30,400    Regal-Beloit Corp. *                                         1,322,400
114,400   The Lamson & Sessions Co. * (b)                              2,725,008
95,900    Thomas & Betts Corp. *                                       4,575,389
                                                                    $ 14,871,641
          Industrial Conglomerates - 0.7 %
269,500   Tredegar Corp. *                                          $  4,511,430
          Industrial Machinery - 2.6 %
112,200   Crane Co.                                                 $  4,689,960
62,000    Flowserve Corp. *                                            3,136,580
76,100    Gardner Denver, Inc. *                                       2,517,388
91,500    Idex Corp. *                                                 3,939,075
46,900    The Timken Co. *                                             1,396,682
                                                                    $ 15,679,685
          Total Capital Goods                                       $ 64,974,584
          Commercial Services & Supplies - 3.6 %
          Commercial Printing - 0.7 %
129,050   R.R. Donnelly & Sons Co. *                                $  4,253,488
          Diversified Commercial Services - 0.5 %
88,800    School Specialty, Inc. *                                  $  3,133,752
          Human Resource & Employment Services - 1.2 %
187,500   Labor Ready, Inc. *                                       $  2,986,875
44,800    Manpower, Inc. *                                             2,744,896
220,500   Spherion Corp. *                                             1,576,575
                                                                    $  7,308,346
          Office Services & Supplies - 1.2 %
261,500   Ikon Office Solutions, Inc. *                             $  3,514,560
81,400    United Stationers, Inc. *                                    3,785,914
                                                                    $  7,300,474
          Total Commercial Services & Supplies                      $ 21,996,060
          Transportation - 2.7 %
          Air Freight & Couriers - 0.5 %
79,800    EGL, Inc. *                                               $  2,907,912
          Airlines - 1.8 %
127,000   Alaska Air Group, Inc *                                   $  4,831,080
142,500   Continental Airlines (Class B) * (b)                         4,034,175
310,800   ExpressJet Holdings, Inc *                                   2,054,388
                                                                    $ 10,919,643
          Trucking - 0.4 %
92,100    Laidlaw International, Inc.                               $  2,517,093
          Total Transportation                                      $ 16,344,648
          Consumer Durables & Apparel - 5.6 %
          Apparel, Accessories & Luxury Goods - 1.7 %
125,500   Carter's, Inc. *                                          $  3,311,945
140,500   Phillips-Van Heusen                                          5,868,685
61,800    The Warnaco Group, Inc. *                                    1,195,212
                                                                    $ 10,375,842
          Footwear - 2.8 %
139,200   K-Swiss, Inc. *                                           $  4,184,352
171,300   Skechers U.S.A. *                                            4,027,263
80,400    Steven Madden, Ltd. *                                        3,154,896
195,100   Wolverine World Wide, Inc.                                   5,523,281
                                                                    $ 16,889,792
          Housewares & Specialties - 0.5 %
93,900    Jarden Corp. * (b)                                        $  3,095,883
          Leisure Products - 0.6 %
158,200   Marvel Entertainment, Inc. * (b)                          $  3,818,948
          Total Consumer Durables & Apparel                         $ 34,180,465
          Consumer Services - 4.1 %
          Casinos & Gaming - 1.6 %
171,400   Monarch Casino & Resort, Inc. *                           $  3,323,446
209,200   Scientific Games Corp. *                                     6,652,560
                                                                    $  9,976,006
          Education Services - 0.4 %
103,200   DeVry, Inc. *                                             $  2,195,064
          Hotels, Resorts & Cruise Lines - 0.8 %
163,900   Ambassadors Group, Inc. *                                 $  4,635,092
          Restaurants - 1.1 %
210,300   Rare Hospitality International, Inc. *                    $  6,426,768
          Specialized Consumer Services - 0.2 %
45,900    Sotheby's Holding, Inc. *                                 $  1,479,816
          Total Consumer Services                                   $ 24,712,746
          Media - 1.4 %
          Publishing - 1.4 %
68,600    Morningstar, Inc. *                                       $  2,531,340
58,500    R.H. Donnelley Corp. *                                       3,094,650
206,800   Readers Digest Association, Inc. *                           2,680,128
                                                                    $  8,306,118
          Total Media                                               $  8,306,118
          Retailing - 5.3 %
          Apparel Retail - 4.6 %
280,800   Bebe Stores, Inc. * (b)                                   $  6,958,224
91,500    Charlotte Russe, Inc. *                                      2,519,910
363,000   New York & Co., Inc. *                                       4,748,040
229,150   Stage Stores, Inc. *                                         6,723,261
223,900   Stein Mart, Inc. *                                           3,405,519
155,400   The Dress Barn, Inc. * (b)                                   3,390,828
                                                                    $ 27,745,782
          Internet Retail - 0.7 %
45,100    Nutri/System, Inc. * (b)                                  $  2,809,279
40,500    Priceline.com, Inc. * (b)                                    1,489,995
                                                                    $  4,299,274
          Total Retailing                                           $ 32,045,056
          Household & Personal Products - 2.0 %
          Household Products - 1.2 %
137,800   Central Garden & Pet Co. *                                $  6,650,228
25,900    Church & Dwight Co., Inc. *                                  1,012,949
                                                                    $  7,663,177
          Personal Products - 0.8 %
351,300   Playtex Products, Inc. *                                  $  4,707,420
          Total Household & Personal Products                       $ 12,370,597
          Health Care Equipment & Services - 12.6 %
          Health Care Distributors - 1.1 %
131,800   Owens & Minor, Inc. *                                     $  4,334,902
122,100   PSS World Medical, Inc. *                                    2,440,779
                                                                    $  6,775,681
          Health Care Equipment - 6.3 %
146,400   Adeza Biomedical Corp. *                                  $  2,402,424
88,800    ArthroCare Corp. * (b)                                       4,161,168
99,400    Edwards Lifesciences Group *                                 4,631,046
128,200   Hologic, Inc. * (b)                                          5,579,264
164,800   IntraLase Corp. * (b)                                        3,248,208
404,200   NMT Medical, Inc. * (b)                                      6,244,890
392,400   Symmetry Medical, Inc. *                                     5,921,316
201,000   Thoratec Corp. * (b)                                         3,137,610
136,300   Wilson Greatbatch Technologies, Inc. *                       3,083,106
                                                                    $ 38,409,032
          Health Care Facilities - 1.5 %
100,200   Psychiatric Solution, Inc. *                              $  3,415,818
151,600   VCA Antech, Inc. *                                           5,466,696
                                                                    $  8,882,514
          Health Care Services - 1.5 %
226,500   AMN Healthcare Services *                                 $  5,379,375
127,800   Inventive Health, Inc. *                                     4,093,434
                                                                    $  9,472,809
          Health Care Supplies - 1.0 %
443,800   Merit Medical Systems, Inc. *                             $  6,026,804
          Health Care Technology - 0.6 %
166,100   Allscripts, Inc. * (b)                                    $  3,728,945
          Managed Health Care - 0.6 %
62,700    WellCare Health Plans, Inc. * (b)                         $  3,550,701
          Total Health Care Equipment & Services                    $ 76,846,486
          Pharmaceuticals & Biotechnology - 6.2 %
          Biotechnology - 3.9 %
190,200   Alkermes, Inc. *                                          $  3,014,670
231,400   BioMarin Pharmaceutical, Inc. * (b)                          3,292,822
354,600   Cubist Pharmaceuticals, Inc. * (b)                           7,709,004
90,600    OSI Pharmaceuticals, Inc. * (b)                              3,400,218
184,219   Vertex Pharmaceuticals, Inc. *                               6,198,969
                                                                    $ 23,615,683
          Life Sciences Tools & Services - 0.7 %
109,200   Molecular Devices Corp. *                                 $  2,019,108
69,200    Pharmaceutical Product Development, Inc. *                   2,469,748
                                                                    $  4,488,856
          Pharmaceuticals - 1.6 %
254,300   Connetics Corp. * (b)                                     $  2,771,870
125,000   Sciele Pharma, Inc. *                                        2,355,000
352,900   ViroPharma, Inc. *                                           4,294,793
                                                                    $  9,421,663
          Total Pharmaceuticals & Biotechnology                     $ 37,526,202
          Banks - 1.3 %
          Regional Banks - 0.7 %
176,213   Southwest Bancorp, Inc. *                                 $  4,549,820
          Thrifts & Mortgage Finance - 0.6 %
182,300   Franklin Bank Corp *                                      $  3,624,124
          Total Banks                                               $  8,173,944
          Diversified Financials - 4.2 %
          Asset Management & Custody Banks - 1.0 %
104,121   Apollo Investment Corp. *                                 $  2,135,522
161,400   Waddell & Reed Financial, Inc. *                             3,994,650
                                                                    $  6,130,172
          Consumer Finance - 1.9 %
89,700    Advanta Corp. (Class B) *                                 $  3,309,930
124,000   Asta Funding, Inc. (b)                                       4,648,760
76,000    World Acceptance Corp. *                                     3,342,480
                                                                    $ 11,301,170
          Investment Banking & Brokerage - 1.3 %
49,700    A.G. Edwards, Inc. *                                      $  2,648,016
114,700   OptionsXpress Holdings, Inc. *                               3,197,836
134,300   TradeStation Group, Inc. *                                   2,023,901
                                                                    $  7,869,753
          Total Diversified Financials                              $ 25,301,095
          Insurance - 2.3 %
          Property & Casualty Insurance - 1.1 %
174,100   Assured Guaranty, Ltd. *                                  $  4,514,413
73,900    Tower Group, Inc. *                                          2,464,565
                                                                    $  6,978,978
          Reinsurance - 1.2 %
156,700   IPC Holdings, Ltd. *                                      $  4,766,814
71,900    Platinum Underwriter Holdings, Ltd. *                        2,216,677
                                                                    $  6,983,491
          Total Insurance                                           $ 13,962,469
          Real Estate - 1.5 %
          Mortgage Real Estate Investment Trusts - 1.5 %
355,300   Annaly Capital Management, Inc.                           $  4,668,642
346,000   Deerfield Triarc Capital Corp.                               4,536,060
                                                                    $  9,204,702
          Total Real Estate                                         $  9,204,702
          Software & Services - 13.9 %
          Application Software - 6.0 %
209,500   Altiris, Inc. *                                           $  4,418,355
74,000    Ansys, Inc. *                                                3,269,320
591,900   Bottomline Technologies, Inc. *                              5,776,944
140,200   Corel Corp. *                                                1,804,374
391,700   Intervoice, Inc. *                                           2,483,378
151,600   Jack Henry  & Associates, Inc.                               3,300,332
41,600    MicroStrategy Inc. *                                         4,236,128
150,200   Net 1 UEPS Technologies, Inc. * (b)                          3,433,572
134,700   Quest Software, Inc. *                                       1,923,516
394,400   Sonic Solutions * (b)                                        6,010,656
                                                                    $ 36,656,575
          Data Processing & Outsourced Services - 0.4 %
111,700   eFunds Corp. *                                            $  2,700,906
          Internet Software & Services - 5.4 %
116,100   Digital Insight Corp. *                                   $  3,404,052
123,500   Digital River, Inc. * (b)                                    6,313,320
82,300    Infospace, Inc. *                                            1,517,612
212,000   J2 Global Communications, Inc. * (b)                         5,760,040
388,700   RealNetworks, Inc. *                                         4,124,107
479,800   Sonicwall, Inc. *                                            5,239,416
162,600   WebEx Communications, Inc. * (b)                             6,344,652
                                                                    $ 32,703,199
          It Consulting & Other Services - 0.6 %
161,600   Acxiom Corp. * (b)                                        $  3,985,056
          Systems Software - 1.5 %
118,000   Macrovision Corp. *                                       $  2,795,420
60,056    Micros Systems, Inc. *                                       2,937,940
125,000   Progress Software Corp. *                                    3,250,000
                                                                    $  8,983,360
          Total Software & Services                                 $ 85,029,096
          Technology Hardware & Equipment - 5.9 %
          Communications Equipment - 2.9 %
103,700   CommScope, Inc. *                                         $  3,407,582
260,700   Foundry Networks, Inc. *                                     3,428,205
255,700   NETGEAR, Inc. *                                              5,264,863
357,200   Packeteer, Inc. *                                            3,075,492
144,500   Symmetricom, Inc. *                                          1,166,115
782,184   Westell Technologies, Inc. *                                 1,634,765
                                                                    $ 17,977,022
          Computer Hardware - 0.9 %
151,300   Avid Technology, Inc. * (b)                               $  5,510,346
          Electronic Manufacturing Services - 0.8 %
149,900   Plexus Corp. *                                            $  2,878,080
341,300   Sanmina-SCI Corp. *                                          1,276,462
82,500    TTM Technologies, Inc. *                                       965,250
                                                                    $  5,119,792
          Technology Distributors - 1.3 %
154,900   Avnet, Inc. *                                             $  3,039,138
152,200   Scansource, Inc. *                                           4,616,226
                                                                    $  7,655,364
          Total Technology Hardware & Equipment                     $ 36,262,524
          Semiconductors - 4.9 %
          Semiconductor Equipment - 2.1 %
231,400   Advanced Energy Industries, Inc *                         $  3,943,056
363,900   Amkor Technology, Inc. * (b)                                 1,877,724
185,700   MKS Instruments, Inc. *                                      3,771,567
233,400   Photronics, Inc. *                                           3,297,942
                                                                    $ 12,890,289
          Semiconductors - 2.8 %
190,500   AMIS Holdings, Inc. *                                     $  1,807,845
188,700   Atheros Communications * (b)                                 3,421,131
755,200   Atmel Corp. *                                                4,561,408
57,300    Hittite Microwave Corp. *                                    2,549,850
361,000   IXYS Corp. *                                                 3,028,790
752,000   SGC Holding Corp. *                                          4,421,760
                                                                    $ 19,790,784
          Total Semiconductors                                      $ 32,681,073
          Telecommunication Services - 0.9 %
          Integrated Telecommunication Services - 0.9 %
215,300   Alaska Communications Systems Group, Inc.                 $  2,857,031
64,200    Commonwealth Telephone Enterprises, Inc. *                   2,646,966
                                                                    $  5,503,997
          Total Telecommunication Services                          $  5,503,997
          TOTAL COMMON STOCKS
          (Cost  $566,271,571)                                      $598,390,665

          Rights/Warrants - 0.0 %
          Health Care Equipment & Services - 0.0 %
          Health Care Facilities - -0.1 %
260,000   Lifepoint Warrants Expiration 4/1/07 *                    $          0
156,000   Lifepoint Warrants Expiration 7/21/07 *                              0
          Total Health Care Equipment & Services                    $          0
          Pharmaceuticals & Biotechnology - 0.0 %
          Biotechnology - -0.1 %
450,000   Photomedex Warrants Expiration 6/13/07 *                  $          0
          Total Pharmaceuticals & Biotechnology                     $          0
          TOTAL RIGHTS/WARRANTS
          (Cost  $0)                                                $          0

          Exchange Traded Fund - 0.1 %
          Diversified Financial Services - 0.1 %
25,000    iShares Russell 2000 Small Cap Growth (b)                 $  2,987,500
          TOTAL EXCHANGE TRADED FUND
          (Cost  $2,450,867)                                        $  2,987,500

          Temporary Cash Investments - 19.0 %
          Repurchase Agreement - 2.2 %
3,200,000 UBS Warburg, Inc., 5.0%,  dated 9/30/06, repurchase price of
$3,200,000
          plus accrued interest on 10/2/06 collateralized by $3,322,000 U.S. Treasury
          Bill, 4.0%, 3/15/10                                       $  3,200,000
          Security Lending Collateral - 17.8 %
108,411,24Security Lending Investment Fund, 5.37%                   $108,411,248
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $111,611,248)                                      $111,611,248

          TOTAL INVESTMENT IN SECURITIES - 116.5%
          (Cost  $680,333,686)                                      $712,989,413

          OTHER ASSETS AND LIABILITIES - (16.5)%
$(103,414,731)

          TOTAL NET ASSETS - 100.0%                                 $609,574,682

*         Non-income producing security

(a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $680,333,686 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                 $51,853,750

          Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
(19,198,023)

          Net unrealized gain                                       $32,655,727

(b)       At September 30, 2006, the following securities were out on loan:

Shares                             Security                          Market
Value
121,000   Acxiom Corp. * (b)                                        $  2,983,860
164,439   Allscripts, Inc. * (b)                                       3,696,589
231,735   Amkor Technology, Inc. * (b)                                 1,193,435
87,840    ArthroCare Corp. * (b)                                       4,116,182
104,620   Asta Funding, Inc. (b)                                       3,922,204
186,813   Atheros Communications * (b)                                 3,386,920
131,580   Avid Technology, Inc. * (b)                                  4,792,144
48,316    Bebe Stores, Inc. * (b)                                      1,197,270
49,302    BioMarin Pharmaceutical, Inc. * (b)                            701,567
57,420    Cleveland-Cliffs, Inc. * (b)                                 2,188,276
85,004    Connetics Corp. * (b)                                          926,544
102,285   Continental Airlines (Class B) * (b)                         2,895,688
78,485    Cubist Pharmaceuticals, Inc. * (b)                           1,706,264
122,265   Digital River, Inc. * (b)                                    6,250,187
152,819   The Dress Barn, Inc. * (b)                                   3,334,511
195,975   Energy Partners, Ltd. * (b)                                  4,830,784
110,979   Headwaters, Inc. * (b)                                       2,591,360
119,600   Hologic, Inc. * (b)                                          5,204,992
19,622    IntraLase Corp. * (b)                                          386,750
40,752    iShares Russell 2000 Growth **                               2,950,037
10,599    iShares Russell 2000 Small Cap Growth                        1,266,581
209,880   J2 Global Communications, Inc. * (b)                         5,702,440
92,961    Jarden Corp. * (b)                                           3,064,924
113,256   The Lamson & Sessions Co. * (b)                              2,697,758
148,369   Marvel Entertainment, Inc. * (b)                             3,581,628
221,488   NMT Medical, Inc. * (b)                                      3,421,990
9,800     Net 1 UEPS Technologies, Inc. * (b)                            224,028
44,649    Nutri/System, Inc. * (b)                                     2,781,186
89,694    OSI Pharmaceuticals, Inc. * (b)                              3,366,216
40,095    Priceline.com, Inc. * (b)                                    1,475,095
348,307   Sonic Solutions * (b)                                        5,308,199
138,063   Thoratec Corp. * (b)                                         2,108,333
106,100   WebEx Communications, Inc. * (b)                             4,140,022
56,498    WellCare Health Plans, Inc. * (b)                            3,199,482
          Total                                                     $101,593,446

        **Pending sale at September 30, 2006


  Pioneer Growth Leaders Fund
  Schedule of Investments  9/30/06 (unaudited)

  Shares                                                                Value

         COMMON STOCKS - 99.6 %
         Energy - 2.1 %
         Integrated Oil & Gas - 2.1 %
  15,400 Chevron Corp. *                                            $    998,844
         Total Energy                                               $    998,844
         Capital Goods - 8.0 %
         Aerospace & Defense - 0.9 %
  7,000  United Technologies Corp. *                                $    443,450
         Industrial Conglomerates - 7.1 %
  14,500 3M Co. *                                                   $  1,079,090
  64,000 General Electric Co.                                          2,259,200
                                                                    $  3,338,290
         Total Capital Goods                                        $  3,781,740
         Transportation - 9.2 %
         Air Freight & Couriers - 6.1 %
  43,000 Expeditors International of Washington, Inc. *             $  1,916,940
  13,500 United Parcel Service *                                         971,190
                                                                    $  2,888,130
         Railroads - 3.1 %
  35,000 Canadian National Railway Co. *                            $  1,467,900
         Total Transportation                                       $  4,356,030
         Consumer Durables & Apparel - 0.8 %
         Apparel, Accessories & Luxury Goods - 0.8 %
  11,000 Coach, Inc. *                                              $    378,400
         Total Consumer Durables & Apparel                          $    378,400
         Consumer Services - 2.0 %
         Leisure Facilities - 2.0 %
  19,000 International Speedway Corp. *                             $    946,960
         Total Consumer Services                                    $    946,960
         Media - 4.9 %
         Advertising - 4.9 %
  25,000 Omnicom Group                                              $  2,340,000
         Total Media                                                $  2,340,000
         Retailing - 4.3 %
         General Merchandise Stores - 4.3 %
  37,000 Target Corp. *                                             $  2,044,250
         Total Retailing                                            $  2,044,250
         Food & Drug Retailing - 5.0 %
         Drug Retail - 4.1 %
  44,000 Walgreen Co. *                                             $  1,953,160
         Food Distributors - 0.9 %
  12,500 Sysco Corp.                                                $    418,125
         Total Food & Drug Retailing                                $  2,371,285
         Food Beverage & Tobacco - 1.4 %
         Soft Drinks - 1.4 %
  10,000 PepsiCo, Inc. *                                            $    652,600
         Total Food Beverage & Tobacco                              $    652,600
         Household & Personal Products - 3.5 %
         Household Products - 3.5 %
  26,000 Clorox Co. *                                               $  1,638,000
         Total Household & Personal Products                        $  1,638,000
         Health Care Equipment & Services - 6.6 %
         Health Care Equipment - 4.7 %
  48,000 Medtronic, Inc.                                            $  2,229,120
         Health Care Services - 1.9 %
  14,828 Medco Health Solutions, Inc. *                             $    891,311
         Total Health Care Equipment & Services                     $  3,120,431
         Pharmaceuticals & Biotechnology - 13.3 %
         Biotechnology - 2.2 %
  15,000 Amgen, Inc. *                                              $  1,072,950
         Life Sciences Tools & Services - 4.7 %
  43,500 Techne Corp. *                                             $  2,212,410
         Pharmaceuticals - 6.4 %
  13,000 Eli Lilly & Co. *                                          $    741,000
  35,000 Johnson & Johnson *                                           2,272,900
                                                                    $  3,013,900
         Total Pharmaceuticals & Biotechnology                      $  6,299,260
         Diversified Financials - 11.9 %
         Asset Management & Custody Banks - 11.9 %
  16,500 Northern Trust Corp. *                                     $    964,095
  37,000 State Street Corp.                                            2,308,800
  49,000 T. Rowe Price Associates, Inc.                                2,344,650
                                                                    $  5,617,545
         Total Diversified Financials                               $  5,617,545
         Software & Services - 11.5 %
         Application Software - 1.4 %
  18,000 Adobe Systems, Inc. *                                      $    674,100
         Data Processing & Outsourced Services - 4.5 %
  49,000 First Data Corp.                                           $  2,058,000
         Systems Software - 5.6 %
  97,000 Microsoft Corp. *                                          $  2,651,010
         Total Software & Services                                  $  5,383,110
         Technology Hardware & Equipment - 2.2 %
         Communications Equipment - 1.7 %
  35,000 Cisco Systems, Inc. *                                      $    805,000
         Computer Storage & Peripherals - 0.5 %
  19,000 EMC Corp. *                                                $    227,620
         Total Technology Hardware & Equipment                      $  1,032,620
         Semiconductors - 13.0 %
         Semiconductor Equipment - 2.2 %
  57,600 Applied Materials, Inc. *                                  $  1,021,248
         Semiconductors - 10.8 %
  127,000Intel Corp. *                                              $  2,612,390
  67,000 Linear Technology Corp. *                                     2,085,040
  13,000 Microchip Technology *                                          421,460
                                                                    $  5,118,890
         Total Semiconductors                                       $  6,140,138
         TOTAL COMMON STOCKS
         (Cost  $24,459,454)                                        $ 47,101,213
         TOTAL INVESTMENT IN SECURITIES - 99.6%
         (Cost  $24,459,454) (a)                                    $ 47,101,213
         OTHER ASSETS AND LIABILITIES - 0.4%                        $    179,920
         TOTAL NET ASSETS - 100.0%                                  $ 47,281,133

     *   Non-income producing security.

   (a) At September, 30, 2006 the net unrealized gain on investments based on cost

         Aggregate gross unrealized gain for all investments in whic$
23,083,48
         Aggregate gross unrealized loss for all investments in which
(441,7
         Net Unrealized gain                                        $
22,641,75

         The accompanying notes are an integral part of these financial statements.


                   Pioneer Small & Mid Cap Growth Fund
               Schedule of Investments  9/30/06 (unaudited)

Shares                                                           Value

           COMMON STOCKS - 99.9 %
           Energy - 5.6 %
           Oil & Gas Equipment And Services - 3.4 %
13,900     Cameron International Corp. *                       $ 671,509
12,100     FMC Technologies, Inc. *                              649,770
30,000     TETRA Technologies, Inc. * (b)                        724,800
                                                               $2,046,079
           Oil & Gas Exploration & Production - 2.2 %
21,000     Chesapeake Energy Corp. * (b)                       $ 608,580
19,400     Pioneer Natural Resources Co.                         758,928
                                                               $1,367,508
           Total Energy                                        $3,413,587
           Materials - 3.9 %
           Specialty Chemicals - 3.9 %
31,000     Sigma-Aldrich Corp.*                                $2,345,770
           Total Materials                                     $2,345,770
           Capital Goods - 1.8 %
           Industrial Machinery - 1.8 %
17,000     Gardner Denver, Inc. *                              $ 562,360
10,000     ITT Corp. *                                           512,700
                                                               $1,075,060
           Total Capital Goods                                 $1,075,060
           Commercial Services & Supplies - 5.7 %
           Diversified Commercial Services - 5.7 %
42,000     ChoicePoint, Inc. *                                 $1,503,600
47,500     Cintas Corp. *                                       1,939,425
                                                               $3,443,025
           Total Commercial Services & Supplies                $3,443,025
           Transportation - 3.4 %
           Air Freight & Couriers - 3.4 %
46,000     Expeditors International of Washington, Inc. *      $2,050,680
           Total Transportation                                $2,050,680
           Consumer Durables & Apparel - 1.1 %
           Apparel, Accessories & Luxury Goods - 1.1 %
19,000     Coach, Inc. *                                       $ 653,600
           Total Consumer Durables & Apparel                   $ 653,600
           Consumer Services - 6.2 %
           Education Services - 1.5 %
42,000     DeVry, Inc. *                                       $ 893,340
           Leisure Facilities - 2.1 %
26,000     International Speedway Corp. *                      $1,295,840
           Restaurants - 2.6 %
39,350     Brinker International, Inc.                         $1,577,541
           Total Consumer Services                             $3,766,721
           Media - 7.8 %
           Advertising - 7.8 %
82,050     Harte -Hanks, Inc. *                                $2,162,018
42,000     WPP Group Plc *                                      2,592,660
                                                               $4,754,678
           Total Media                                         $4,754,678
           Retailing - 3.4 %
           Automotive Retail - 3.4 %
62,000     O'Reilly Automotive, Inc. *                         $2,059,020
           Total Retailing                                     $2,059,020
           Household & Personal Products - 3.1 %
           Household Products - 3.1 %
30,000     Clorox Co. *                                        $1,890,000
           Total Household & Personal Products                 $1,890,000
           Health Care Equipment & Services - 15.6 %
           Health Care Equipment - 8.2 %
24,500     C. R. Bard, Inc. *                                  $1,837,500
33,800     ResMed, Inc. *                                       1,360,450
36,000     Stryker Corp. *                                      1,785,240
                                                               $4,983,190
           Health Care Services - 4.0 %
17,000     Express Scripts, Inc. *                             $1,283,330
19,700     Medco Health Solutions, Inc. *                       1,184,167
                                                               $2,467,497
           Health Care Supplies - 3.4 %
68,000     Dentsply International, Inc.                        $2,047,480
           Total Health Care Equipment & Services              $9,498,167
           Pharmaceuticals & Biotechnology - 4.5 %
           Life Sciences Tools & Services - 4.5 %
58,000     Molecular Devices Corp. *                           $1,072,420
32,500     Techne Corp. *                                       1,652,950
                                                               $2,725,370
           Total Pharmaceuticals & Biotechnology               $2,725,370
           Banks - 3.2 %
           Regional Banks - 3.2 %
113,000    UCBH Holdings, Inc. (b)                             $1,972,980
           Total Banks                                         $1,972,980
           Diversified Financials - 9.7 %
           Asset Management & Custody Banks - 9.7 %
60,500     Federated Investors, Inc.                           $2,045,505
32,000     Investors Financial Services Corp. * (b)             1,378,560
52,000     T. Rowe Price Associates, Inc.                       2,488,200
                                                               $5,912,265
           Total Diversified Financials                        $5,912,265
           Software & Services - 11.1 %
           Application Software - 2.4 %
38,000     Adobe Systems, Inc. *                               $1,423,100
           Data Processing & Outsourced Services - 5.1 %
15,000     DST Systems, Inc. *                                 $ 925,050
46,000     Fiserv, Inc. *                                       2,166,140
                                                               $3,091,190
           Systems Software - 3.6 %
45,000     Micros Systems, Inc. *                              $2,201,400
           Total Software & Services                           $6,715,690
           Technology Hardware & Equipment - 6.9 %
           Electronic Equipment & Instruments - 6.9 %
30,800     Mettler-Toledo International, Inc. *                $2,037,420
28,100     Molex, Inc.                                           924,771
26,000     Trimble Navigation Ltd. *                            1,224,080
                                                               $4,186,271
           Total Technology Hardware & Equipment               $4,186,271
           Semiconductors - 7.0 %
           Semiconductor Equipment - 0.7 %
10,000     KLA-Tencor Corp. *                                  $ 444,700
           Semiconductors - 6.3 %
51,000     Linear Technology Corp. *                           $1,587,120
68,000     Microchip Technology *                               2,204,560
                                                               $3,791,680
           Total Semiconductors                                $4,236,380
           TOTAL COMMON STOCKS
           (Cost  $47,888,092)                                 $60,699,264
           TOTAL INVESTMENT IN SECURITIES - 99.9%
           (Cost  $47,888,092) (a)                             $60,699,264
           OTHER ASSETS AND LIABILITIES -0.1%                  $  45,494
           TOTAL NET ASSETS - 100.0%                           $60,744,758

         * Non-income producing security.
     (A.D.RAmerican Depositary Receipt

       (a) At September, 30, 2006 the net unrealized gain on investments base Aggregate gross unrealized gain for all investments $13,579,915 Aggregate gross unrealized loss for all investments i(768,743)
           Net Unrealized gain                                 $12,811,172

       (b) At September 30, 2006, the following securities were out on loan:
     Shares                      Security                        Value

     20,790Chesapeake Energy Corp. * (b)                       $     602,495
     31,680Investors Financial Services Corp. * (b)               1,364,775
     27,720TETRA Technologies, Inc. * (b)                            669,715
     111,87UCBH Holdings, Inc. (b)                                1,953,250
           Total                                               $  4,590,235




                      Pioneer Tax Free Money Market Fund
                  SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)
Shares                                                                  Value




          MUNICIPAL BONDS - 96.6 %
          Government - 11.6 %
4,620,000 District of Columbia, Floating Rate Note, 6/1/30           $ 4,620,000
4,000,000 Maine State, 4.5%, 6/8/07                                    4,019,766
1,000,000 New York, New York, Ser F-3 General Obligation, Floating Ra  1,000,000
925,000   North Carolina State, Floating Rate Note, 6/1/19               925,000
3,850,000 Texas State Tax & Revenue, 4.5%, 8/31/07                     3,881,858
3,500,000 Wake County North Carolina, Floating Rate Note, 4/1/21       3,500,000
                                                                     $17,946,624
          Municipal  Development - 7.8 %
700,000   Athens-Clarke County Georgia, Floating Rate Note, 8/1/33   $   700,000
1,300,000 Dickson County, Floating Rate Note, 11/1/12                  1,300,000
300,000   Fulton County Georgia, Floating Rate Note, 7/1/26              300,000
2,800,000 Hillsborough County Florida, Floating Rate Note, 11/1/21     2,800,000
780,000   Illinois Development Finance Authority, Floating Rate Note,    780,000
100,000   Jackson County Mississippi, Floating Rate Note, 6/1/23         100,000
290,000   Montgomery County Maryland, Industrial Development, Floatin    290,000
740,000   Montgomery County Texas Industrial Development Corp., Float    740,000
800,000   Pima County Arizona Industrial Development Authority, Float    800,000
4,300,000 Tulsa County Oklahoma, Floating Rate Note, 7/1/32            4,300,000
                                                                     $12,110,000
          Municipal  Education - 9.3 %
3,800,000 Broward County Florida, Floating Rate Note, 4/1/24         $ 3,800,000
3,800,000 Chattanooga Tennessee Health, Floating Rate Note, 1/1/23     3,800,000
1,730,000 Chicago Board of Education, Floating Rate Note, 3/1/12       1,730,000
920,000   Chicago Board of Education, Floating Rate Note, 3/1/36         920,000
3,000,000 Illinois Financial Authority Revenue, Floating Rate Note, 9 3,000,000 520,000 Rhode Island Health & Educational Building, Floating Rate N 520,000
                                                                     $13,770,000
          Municipal  Facilities - 11.2 %
2,700,000 Clarksville Public Building, Floating Rate Note, 7/1/16    $ 2,700,000
4,800,000 Clarksville Tennessee Public, Floating Rate Note, 7/1/31     4,800,000
700,000   Holland Creek Metropolitan District Colorado, Floating Rate    700,000
2,685,000 Metropolitan Government Nash/Davidson County Tennessee, Flo  2,685,000
3,100,000 Montgomery County Tennessee Public Building Authority, Floa  3,100,000
2,420,000 Richland Washington Golf Enterprise Revenue, Floating Rate   2,420,000
1,000,000 Wildgrass Metropolitan District Colorado, Floating Rate Not  1,000,000
                                                                     $17,405,000
          Municipal  General - 3.3 %
1,000,000 Commerce City Colorado Northern, Floating Rate Note, 12/1/2$ 1,000,000 800,000 Commerce City Colorado Northern, Floating Rate Note, 12/1/3 800,000
1,800,000 District of Columbia, Floating Rate Note, 6/1/2025           1,800,000
1,500,000 NBC Metropolitan District Colorado, Floating Rate Note, 12/  1,500,000
                                                                     $ 5,100,000
          Municipal  Higher Education - 1.1 %
1,000,000 Purdue University, Indianapolis University Revenues, Floati$ 1,000,000
          Municipal  Housing - 2.6 %
2,000,000 Alaska State Housing Financial Corp., Floating Rate Note, 1$ 2,000,000
1,600,000 Blount County Tennessee, Floating Rate Note, 1/1/19          1,600,000
440,000   Washington State Housing Finance, Floating Rate Note, 7/1/1    440,000
                                                                     $ 4,040,000
          Municipal  Medical - 21.6 %
3,060,000 Clark County Virginia Industry, Floating Rate Note, 1/1/30 $ 3,060,000 1,400,000 Daphne-Villa Mercy Alabama Special Care Facilities Financin 1,400,000
6,105,000 Elmhurst Illinois, Floating Rate Note, 7/1/18                6,105,000
1,750,000 Illinois Development Finance Authority, Floating Rate Note,  1,750,000
5,095,000 Indiana Health Facilities, Floating Rate Note, 3/1/33        5,095,000
2,100,000 Maryland State Health & Higher Educational Facilities Autho 2,100,000 1,605,000 Maryland State Health and Higher Educational Facilities Aut 1,605,000 2,000,000 Massachusetts Health & Educational Facilities, Floating Rat 2,000,000 4,500,000 North Carolina Medical Care Community, Floating Rate Note, 4,500,000 2,000,000 Port City Medical Clinic Board Alabama, Floating Rate Note, 2,000,000 4,605,000 Sarasota County Florida Public Hospital Board, Floating Rat 4,605,000 1,600,000 Wisconsin State Health and Educational Facilities Authority 1,600,000
                                                                     $35,820,000
          Municipal  Multiple Family Housing - 8.8 %
1,500,000 Alabama Housing Financial Authority Multi-Family Housing, F$ 1,500,000 3,405,000 Alaska State Housing Finance Corp., Series B, Floating Rate 3,405,000 1,500,000 Cobb County GA Housing Multi-Family, Floating Rate Note, 6/ 1,500,000 1,800,000 Louisiana Public Facilities Authority Revenue, Floating Rat 1,800,000 1,915,000 Orange County Florida Housing Finance Multi-Family Revenue, 1,915,000 3,450,000 Phoenix Arizona Industrial Development Multi-Family, Floati 3,450,000
                                                                     $13,570,000
          Municipal  Pollution - 14.0 %
4,400,000 Apache County Arizona Industrial Development Authority, Flo$ 4,400,000 1,500,000 Burke County Georgia Development, Floating Rate Note, 1/1/1 1,500,000
1,645,000 Burke County Georgia, Floating Rate Note, 1/1/20             1,645,000
1,370,000 Clark County Kentucky Pollution Control Revenue, Floating R  1,370,000
4,000,000 Hammond Indiana Pollution Center, Floating Rate Note, 2/1/2  4,000,000
3,770,000 Hurley New Mexico Pollution, Floating Rate Note, 12/1/15     3,770,000
1,030,000 Lincoln County Wyoming Pollutant Control, Floating Rate Not  1,030,000
1,780,000 Sabine River Industrial Development Authority Texas, Floati  1,780,000
850,000   Salt Lake County Utah Pollution, Floating Rate Note, 2/1/08    850,000
                                                                     $20,345,000
          Municipal  School District - 2.3 %
2,015,000 Chicago Board of Education, Floating Rate Note, 3/1/31     $ 2,015,000
1,500,000 Phoenixville Pennsylvania Area School, Floating Rate Note,   1,500,000
                                                                     $ 3,515,000
          Municipal Water - 2.4 %
1,345,000 Jackson Tennessee Energy, Floating Rate Note, 12/1/23      $ 1,345,000
          Massachusetts State Water, Floating Rate Note, 8/1/20        1,050,000
2,200,000 Las Vegas Nevada Water, Floating Rate Note, 6/1/36           2,200,000
175,000   Oklahoma State Water Resource, Floating Rate Note, 10/1/34     175,000
                                                                     $ 4,770,000
          TOTAL MUNICIPAL BONDS
          (Cost  $149,391,624)
$149,391,624
          TEMPORARY CASH INVESTMENTS - 2.9 %
          Commercial Paper - 1.0 %
1,500,000 Vanderbilt University, 3.5%, 10/11/06
          Total Commercial Paper                                     $ 1,500,000
          Mutual Fund - 1.9%
2,930,010 Blackrock Liquidity Funds Municipal Fund Portfolio         $ 2,930,010
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $4,430,010)                                         $ 4,430,010
          TOTAL INVESTMENT IN SECURITIES - 99.5%
          (Cost  $153,821,634) (a)
$153,821,634
          OTHER ASSETS AND LIABILITIES - 0.5%                        $   783,716
          TOTAL NET ASSETS - 100.0%
$154,605,350

   (a)    At 6-30-06, cost for federal income tax purpose was $153,821,634.

    NR    Not Rated by either S&P or Moody's.

          The accompanying notes are an integral part of these financial statements.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.